Preferred Stock Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Outstanding Warrants and the Estimated Fair Value of the Warrants

All issued and unexpired warrants were unexercised as of December 31, 2012. The following table sets forth a summary of all outstanding warrants and the estimated fair value for each of the warrants as of December 31, 2011 and 2012 (in thousands, except share and per share amounts):

		EXERCISE PRICE PER SHARE	SHARES AS OF DECEMBER 31,		ESTIMATED FAIR VALUE AS OF DECEMBER 31,
STOCK	EXPIRATION DATE		2011	2012	2011	2012
Series A convertible preferred stock	December 2012	$12.30	3,902	—	$20	$—
Series A convertible preferred stock	January 2014	$12.30	2,304	2,304	16	12
Series A convertible preferred stock	Earlier of: (i) April 2015 or (ii) the closing of an initial public offering of our common stock	$12.30	81,300	81,300	646	551

			87,506	83,604	$682	$563